Note 13 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Allowance for loan and lease losses	$ 1,210	$ 2,243
Supplemental retirement plan	528	382
Investment security basis adjustment	18	66
Nonaccrual interest income	371	456
OREO adjustments	2	26
Accrued compensation	201	261
Other	86	82
Gross deferred tax assets	2,416	3,516
Deferred tax liabilities:
Premises and equipment	356	445
Net unrealized gain on securities	347	618
FHLB stock dividends	139	225
Intangibles	307	449
Mortgage servicing rights	71	103
Deferred origination fees, net	294	63
Acquisition fair value adjustments	250	1
Other	5	5
Gross deferred tax liabilities	1,769	1,909
Net deferred tax assets	$ 647	$ 1,607